Accrued Liabilities (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Payables and Accruals [Abstract]
Accrued payroll and related taxes	$ 3,719,785	$ 3,261,045
Accrued interest	1,846,857	1,456,904
Accrued marketing program costs	580,000	580,000
Accrued professional fees	108,640	98,000
Accrued board of directors' fees	242,792	206,792
Other expenses	259,690	130,567
Total Accrued Liabilities	$ 6,757,764	$ 5,733,308